Cash and cash equivalents (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash and cash equivalents if different from statement of financial position [Abstract]
Cash at bank available on demand	$ 118,575,000	$ 65,197,000	[1]	$ 9,864,000
Restricted cash	223,000	2,032,000	[1]	1,362,000
Total cash and cash equivalents	118,798,000	67,229,000	[1]	$ 11,226,000	[1]	$ 24,411,000
Credit Card Facility [Member]
Cash and cash equivalents if different from statement of financial position [Abstract]
Restricted cash	150,000	150,000
Third Party Distributor [Member]
Cash and cash equivalents if different from statement of financial position [Abstract]
Restricted cash	$ 73,000	813,000
Escrow Account [Member]
Cash and cash equivalents if different from statement of financial position [Abstract]
Restricted cash		$ 1,069,000

[1]	see Note 27